Financial Instruments and Risk Management (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments And Risk Management
Average rate	1.0530	1.1795
Year-end spot rate	1.0666	1.1326